Document And Entity Information	12 Months Ended
Dec. 31, 2012
Document And Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	RGP
Entity Registrant Name	Regency Energy Partners LP
Entity Central Index Key	0001338613
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer